DEPOSITS (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deposits [Abstract]
2015	$ 50,986,504
2016	37,807,280
2017	24,942,541
2018	8,995,070
2019	1,815,309
Thereafter	3,080,958
Time deposits	$ 127,627,662	$ 127,559,246